Quarterly Holdings Report
for
Fidelity ZERO® Large Cap Index Fund
July 31, 2023
LCX-NPRT3-0923
1.9891463.104
Common Stocks - 99.7%
	Shares	Value ($)
COMMUNICATION SERVICES - 8.7%
Diversified Telecommunication Services - 0.6%
AT&T, Inc.	1,234,836	17,929,819
Verizon Communications, Inc.	726,153	24,747,294
		42,677,113
Entertainment - 1.4%
Activision Blizzard, Inc.	123,566	11,461,982
Atlanta Braves Holdings, Inc.	6,944	282,760
Atlanta Braves Holdings, Inc. Class A (a)	2,207	104,479
Electronic Arts, Inc.	44,996	6,135,205
Liberty Media Corp. Liberty Formula One:
Class A (b)	4,214	270,876
Series C (b)	35,866	2,603,872
Netflix, Inc. (b)	76,786	33,706,750
Roblox Corp. (b)	63,907	2,508,350
Take-Two Interactive Software, Inc. (b)	27,384	4,188,109
The Walt Disney Co. (b)	315,630	28,056,351
Warner Bros Discovery, Inc. (b)	382,896	5,004,451
		94,323,185
Interactive Media & Services - 5.6%
Alphabet, Inc.:
Class A (b)	1,026,337	136,215,447
Class C (b)	882,593	117,481,954
Match Group, Inc. (b)	48,134	2,238,712
Meta Platforms, Inc. Class A (b)	382,110	121,740,246
Pinterest, Inc. Class A (b)	102,676	2,976,577
Snap, Inc. Class A (a)(b)	172,579	1,960,497
		382,613,433
Media - 0.9%
Charter Communications, Inc. Class A (b)	17,945	7,271,135
Comcast Corp. Class A	718,461	32,517,545
Fox Corp.:
Class A	47,327	1,583,088
Class B	22,713	713,415
Interpublic Group of Companies, Inc.	66,725	2,283,997
Liberty Broadband Corp.:
Class A (b)	2,788	247,658
Class C (b)	20,395	1,817,806
Liberty Media Corp. Liberty SiriusXM:
Series A (b)	13,208	418,694
Series C (b)	26,044	828,981
Omnicom Group, Inc.	34,460	2,916,005
Paramount Global:
Class A (a)	1,922	37,018
Class B	86,829	1,391,869
The Trade Desk, Inc. (b)	76,697	6,999,368
		59,026,579
Wireless Telecommunication Services - 0.2%
T-Mobile U.S., Inc. (b)	99,484	13,705,911
TOTAL COMMUNICATION SERVICES		592,346,221
CONSUMER DISCRETIONARY - 10.4%
Automobile Components - 0.1%
Aptiv PLC (b)	46,722	5,115,592
Automobiles - 2.1%
Ford Motor Co.	678,769	8,966,538
General Motors Co.	240,094	9,212,407
Tesla, Inc. (b)	465,354	124,449,620
		142,628,565
Broadline Retail - 3.1%
Amazon.com, Inc. (b)	1,541,901	206,121,326
eBay, Inc.	92,356	4,110,766
Etsy, Inc. (b)	21,331	2,168,296
		212,400,388
Distributors - 0.1%
Genuine Parts Co.	24,267	3,778,857
LKQ Corp.	43,888	2,404,624
Pool Corp.	6,753	2,598,149
		8,781,630
Hotels, Restaurants & Leisure - 2.2%
Airbnb, Inc. Class A (b)	71,234	10,841,102
Booking Holdings, Inc. (b)	6,380	18,953,704
Caesars Entertainment, Inc. (b)	37,207	2,195,957
Carnival Corp. (a)(b)	173,482	3,268,401
Chipotle Mexican Grill, Inc. (b)	4,766	9,352,226
Darden Restaurants, Inc.	20,886	3,528,063
Domino's Pizza, Inc.	6,111	2,424,478
Doordash, Inc. (a)(b)	45,506	4,131,490
Expedia, Inc. (b)	24,625	3,017,301
Hilton Worldwide Holdings, Inc.	45,706	7,106,826
Las Vegas Sands Corp.	56,765	3,395,115
Marriott International, Inc. Class A	44,538	8,988,214
McDonald's Corp.	126,116	36,977,211
MGM Resorts International	52,163	2,648,316
Royal Caribbean Cruises Ltd. (b)	37,990	4,145,089
Starbucks Corp.	198,020	20,112,891
Yum! Brands, Inc.	48,378	6,660,199
		147,746,583
Household Durables - 0.3%
D.R. Horton, Inc.	53,611	6,809,669
Garmin Ltd.	26,430	2,798,673
Lennar Corp.:
Class A	43,715	5,544,373
Class B (a)	2,593	297,962
NVR, Inc. (b)	527	3,323,494
PulteGroup, Inc.	38,556	3,253,741
		22,027,912
Specialty Retail - 2.0%
AutoZone, Inc. (b)	3,178	7,886,906
Best Buy Co., Inc.	33,611	2,791,394
Burlington Stores, Inc. (b)	11,198	1,988,989
CarMax, Inc. (a)(b)	27,321	2,256,988
Lowe's Companies, Inc.	103,010	24,132,153
O'Reilly Automotive, Inc. (b)	10,516	9,735,608
Ross Stores, Inc.	59,083	6,773,275
The Home Depot, Inc.	174,922	58,395,960
TJX Companies, Inc.	198,913	17,211,942
Tractor Supply Co.	18,923	4,238,563
Ulta Beauty, Inc. (b)	8,651	3,847,965
		139,259,743
Textiles, Apparel & Luxury Goods - 0.5%
lululemon athletica, Inc. (b)	20,012	7,575,142
NIKE, Inc. Class B	212,823	23,493,531
		31,068,673
TOTAL CONSUMER DISCRETIONARY		709,029,086
CONSUMER STAPLES - 6.4%
Beverages - 1.6%
Brown-Forman Corp. Class B (non-vtg.)	31,618	2,232,231
Constellation Brands, Inc. Class A (sub. vtg.)	27,849	7,597,207
Keurig Dr. Pepper, Inc.	145,467	4,947,333
Monster Beverage Corp.	131,982	7,587,645
PepsiCo, Inc.	237,974	44,610,606
The Coca-Cola Co.	672,306	41,635,911
		108,610,933
Consumer Staples Distribution & Retail - 1.8%
Costco Wholesale Corp.	76,605	42,950,125
Dollar General Corp.	37,845	6,390,507
Dollar Tree, Inc. (b)	35,914	5,542,608
Kroger Co.	112,799	5,486,543
Sysco Corp.	87,517	6,678,422
Target Corp.	79,721	10,879,525
Walgreens Boots Alliance, Inc.	123,680	3,706,690
Walmart, Inc.	242,291	38,732,639
		120,367,059
Food Products - 1.0%
Archer Daniels Midland Co.	94,069	7,992,102
Bunge Ltd.	26,009	2,826,398
Conagra Brands, Inc.	82,372	2,702,625
General Mills, Inc.	101,452	7,582,522
Hormel Foods Corp.	50,096	2,047,924
Kellogg Co.	44,393	2,969,448
Lamb Weston Holdings, Inc.	25,172	2,608,574
McCormick & Co., Inc. (non-vtg.)	43,325	3,876,721
Mondelez International, Inc.	235,242	17,438,489
The Hershey Co.	25,440	5,884,526
The J.M. Smucker Co.	18,420	2,774,973
The Kraft Heinz Co.	137,785	4,985,061
Tyson Foods, Inc. Class A	49,326	2,748,445
		66,437,808
Household Products - 1.3%
Church & Dwight Co., Inc.	42,189	4,036,222
Colgate-Palmolive Co.	143,289	10,927,219
Kimberly-Clark Corp.	58,273	7,523,044
Procter & Gamble Co.	407,135	63,635,201
The Clorox Co.	21,359	3,235,461
		89,357,147
Personal Care Products - 0.1%
Estee Lauder Companies, Inc. Class A	40,050	7,209,000
Tobacco - 0.6%
Altria Group, Inc.	308,329	14,004,303
Philip Morris International, Inc.	268,117	26,736,627
		40,740,930
TOTAL CONSUMER STAPLES		432,722,877
ENERGY - 4.2%
Energy Equipment & Services - 0.4%
Baker Hughes Co. Class A	174,865	6,258,418
Halliburton Co.	155,825	6,089,641
Schlumberger Ltd.	246,204	14,363,541
		26,711,600
Oil, Gas & Consumable Fuels - 3.8%
Cheniere Energy, Inc.	41,965	6,792,455
Chevron Corp.	301,021	49,265,097
ConocoPhillips Co.	209,017	24,605,481
Coterra Energy, Inc.	130,806	3,602,397
Devon Energy Corp.	110,830	5,984,820
Diamondback Energy, Inc.	31,276	4,607,580
EOG Resources, Inc.	101,023	13,388,578
Exxon Mobil Corp.	698,362	74,892,341
Hess Corp.	47,733	7,242,528
Kinder Morgan, Inc.	340,636	6,032,664
Marathon Oil Corp.	106,672	2,802,273
Marathon Petroleum Corp.	73,286	9,748,504
Occidental Petroleum Corp.	124,099	7,834,370
ONEOK, Inc.	77,281	5,180,918
Ovintiv, Inc. (a)	42,313	1,950,206
Phillips 66 Co.	79,259	8,841,341
Pioneer Natural Resources Co.	40,373	9,110,975
Targa Resources Corp.	39,044	3,201,218
The Williams Companies, Inc.	210,402	7,248,349
Valero Energy Corp.	62,443	8,049,527
		260,381,622
TOTAL ENERGY		287,093,222
FINANCIALS - 12.7%
Banks - 3.1%
Bank of America Corp.	1,197,577	38,322,464
Citigroup, Inc.	336,260	16,026,152
Citizens Financial Group, Inc.	83,602	2,697,001
Fifth Third Bancorp	117,558	3,420,938
Huntington Bancshares, Inc.	249,313	3,051,591
JPMorgan Chase & Co.	504,782	79,735,365
KeyCorp	161,667	1,990,121
M&T Bank Corp.	28,645	4,006,290
PNC Financial Services Group, Inc.	68,935	9,436,512
Regions Financial Corp.	162,032	3,300,592
Truist Financial Corp.	230,054	7,642,394
U.S. Bancorp	240,942	9,560,579
Wells Fargo & Co.	648,129	29,917,635
		209,107,634
Capital Markets - 2.9%
Ameriprise Financial, Inc.	17,995	6,270,358
Bank of New York Mellon Corp.	124,029	5,625,955
BlackRock, Inc. Class A	25,868	19,112,572
Blackstone, Inc.	121,961	12,780,293
Cboe Global Markets, Inc.	18,239	2,547,624
Charles Schwab Corp.	256,691	16,967,275
CME Group, Inc.	62,134	12,362,181
FactSet Research Systems, Inc.	6,617	2,878,660
Goldman Sachs Group, Inc.	57,423	20,435,123
Intercontinental Exchange, Inc.	96,708	11,102,078
KKR & Co. LP	99,877	5,930,696
LPL Financial	13,414	3,076,635
MarketAxess Holdings, Inc.	6,519	1,755,045
Moody's Corp.	27,258	9,615,260
Morgan Stanley	225,015	20,602,373
MSCI, Inc.	13,829	7,579,398
NASDAQ, Inc.	58,487	2,953,009
Northern Trust Corp.	35,981	2,882,798
Raymond James Financial, Inc.	32,939	3,625,596
S&P Global, Inc.	56,656	22,351,359
State Street Corp.	57,732	4,182,106
T. Rowe Price Group, Inc.	38,784	4,780,516
		199,416,910
Consumer Finance - 0.5%
American Express Co.	102,705	17,344,820
Capital One Financial Corp.	65,942	7,716,533
Discover Financial Services	43,862	4,629,634
Synchrony Financial	74,037	2,557,238
		32,248,225
Financial Services - 4.2%
Apollo Global Management, Inc.	74,483	6,086,006
Berkshire Hathaway, Inc. Class B (b)	308,033	108,415,295
Block, Inc. Class A (b)	94,005	7,570,223
Fidelity National Information Services, Inc.	102,324	6,178,323
Fiserv, Inc. (b)	106,629	13,457,646
FleetCor Technologies, Inc. (b)	12,754	3,174,598
Global Payments, Inc.	45,239	4,987,600
Jack Henry & Associates, Inc.	12,610	2,113,058
MasterCard, Inc. Class A	144,537	56,988,048
PayPal Holdings, Inc. (b)	192,713	14,611,500
Visa, Inc. Class A	279,522	66,450,765
		290,033,062
Insurance - 2.0%
AFLAC, Inc.	94,980	6,870,853
Allstate Corp.	45,398	5,115,447
American International Group, Inc.	125,011	7,535,663
Aon PLC	35,281	11,236,999
Arch Capital Group Ltd. (b)	64,331	4,997,875
Arthur J. Gallagher & Co.	37,001	7,947,815
Brown & Brown, Inc.	40,662	2,864,638
Chubb Ltd.	71,541	14,623,696
Cincinnati Financial Corp.	27,153	2,921,120
Everest Re Group Ltd.	7,406	2,669,937
Fidelity National Financial, Inc.	47,141	1,846,513
Hartford Financial Services Group, Inc.	53,581	3,851,402
Markel Group, Inc. (b)	2,306	3,343,031
Marsh & McLennan Companies, Inc.	85,459	16,102,185
MetLife, Inc.	111,108	6,996,471
Principal Financial Group, Inc.	38,993	3,114,371
Progressive Corp.	101,110	12,737,838
Prudential Financial, Inc.	63,039	6,082,633
The Travelers Companies, Inc.	39,896	6,886,449
W.R. Berkley Corp.	34,709	2,141,198
Willis Towers Watson PLC	18,381	3,884,457
		133,770,591
TOTAL FINANCIALS		864,576,422
HEALTH CARE - 13.1%
Biotechnology - 2.2%
AbbVie, Inc.	304,749	45,584,355
Alnylam Pharmaceuticals, Inc. (b)	21,507	4,202,468
Amgen, Inc.	92,293	21,610,406
Biogen, Inc. (b)	24,999	6,754,480
BioMarin Pharmaceutical, Inc. (b)	32,417	2,850,427
Exact Sciences Corp. (b)	31,157	3,039,054
Gilead Sciences, Inc.	215,455	16,404,744
Horizon Therapeutics PLC (b)	39,142	3,924,768
Incyte Corp. (b)	32,024	2,040,569
Moderna, Inc. (b)	56,625	6,662,498
Regeneron Pharmaceuticals, Inc. (b)	18,636	13,826,235
Seagen, Inc. (b)	23,967	4,596,391
Vertex Pharmaceuticals, Inc. (b)	44,487	15,674,550
		147,170,945
Health Care Equipment & Supplies - 2.7%
Abbott Laboratories	300,375	33,440,749
Align Technology, Inc. (b)	12,291	4,644,646
Baxter International, Inc.	87,364	3,951,474
Becton, Dickinson & Co.	49,058	13,668,540
Boston Scientific Corp. (b)	248,344	12,876,636
DexCom, Inc. (b)	66,956	8,340,039
Edwards Lifesciences Corp. (b)	104,711	8,593,632
GE Healthcare Holding LLC	67,540	5,268,120
Hologic, Inc. (b)	42,507	3,375,906
IDEXX Laboratories, Inc. (b)	14,337	7,953,164
Insulet Corp. (b)	12,038	3,331,517
Intuitive Surgical, Inc. (b)	60,525	19,634,310
Medtronic PLC	229,808	20,167,950
ResMed, Inc.	25,379	5,643,021
STERIS PLC	17,149	3,867,957
Stryker Corp.	58,359	16,539,524
Teleflex, Inc.	8,113	2,037,742
The Cooper Companies, Inc.	8,542	3,342,143
Zimmer Biomet Holdings, Inc.	36,027	4,977,130
		181,654,200
Health Care Providers & Services - 2.7%
AmerisourceBergen Corp.	27,981	5,229,649
Cardinal Health, Inc.	43,979	4,022,759
Centene Corp. (b)	94,783	6,453,774
Cigna Group	51,106	15,081,381
CVS Health Corp.	221,440	16,539,354
Elevance Health, Inc.	40,947	19,311,834
HCA Holdings, Inc.	35,640	9,722,948
Humana, Inc.	21,581	9,858,848
Laboratory Corp. of America Holdings	15,301	3,273,343
McKesson Corp.	23,423	9,425,415
Molina Healthcare, Inc. (b)	10,073	3,067,128
Quest Diagnostics, Inc.	19,351	2,616,449
UnitedHealth Group, Inc.	160,820	81,434,423
		186,037,305
Health Care Technology - 0.1%
Veeva Systems, Inc. Class A (b)	25,164	5,138,992
Life Sciences Tools & Services - 1.6%
Agilent Technologies, Inc.	51,066	6,218,307
Avantor, Inc. (b)	116,570	2,397,845
Bio-Techne Corp.	27,210	2,269,314
Charles River Laboratories International, Inc. (b)	8,854	1,855,267
Danaher Corp.	114,709	29,257,678
Fortrea Holdings, Inc.	15,318	489,563
Illumina, Inc. (b)	27,307	5,247,040
IQVIA Holdings, Inc. (b)	32,046	7,170,613
Mettler-Toledo International, Inc. (b)	3,803	4,782,158
Revvity, Inc.	21,695	2,667,400
Thermo Fisher Scientific, Inc.	66,625	36,554,473
Waters Corp. (b)	10,192	2,815,132
West Pharmaceutical Services, Inc.	12,824	4,719,745
		106,444,535
Pharmaceuticals - 3.8%
Bristol-Myers Squibb Co.	362,871	22,566,947
Catalent, Inc. (b)	31,201	1,513,873
Eli Lilly & Co.	136,096	61,862,437
Johnson & Johnson	448,887	75,202,039
Merck & Co., Inc.	438,296	46,744,268
Pfizer, Inc.	975,110	35,162,467
Royalty Pharma PLC	65,123	2,043,560
Viatris, Inc.	207,313	2,183,006
Zoetis, Inc. Class A	79,818	15,012,968
		262,291,565
TOTAL HEALTH CARE		888,737,542
INDUSTRIALS - 8.4%
Aerospace & Defense - 1.6%
Axon Enterprise, Inc. (b)	12,132	2,255,703
General Dynamics Corp.	38,861	8,688,542
HEICO Corp.	6,883	1,211,270
HEICO Corp. Class A	12,043	1,690,235
Howmet Aerospace, Inc.	63,539	3,249,384
L3Harris Technologies, Inc.	32,724	6,200,871
Lockheed Martin Corp.	38,935	17,379,416
Northrop Grumman Corp.	24,658	10,972,810
Raytheon Technologies Corp.	252,390	22,192,653
Textron, Inc.	34,834	2,709,040
The Boeing Co. (b)	97,680	23,330,868
TransDigm Group, Inc.	9,014	8,110,076
		107,990,868
Air Freight & Logistics - 0.6%
C.H. Robinson Worldwide, Inc.	20,105	2,014,119
Expeditors International of Washington, Inc.	26,389	3,359,320
FedEx Corp.	39,942	10,782,343
United Parcel Service, Inc. Class B	125,193	23,427,366
		39,583,148
Building Products - 0.4%
Carrier Global Corp.	144,200	8,587,110
Johnson Controls International PLC	118,510	8,242,371
Masco Corp.	38,894	2,360,088
Trane Technologies PLC	39,392	7,856,340
		27,045,909
Commercial Services & Supplies - 0.4%
Cintas Corp.	14,932	7,496,461
Copart, Inc. (b)	74,093	6,549,080
Republic Services, Inc.	35,513	5,366,369
Waste Management, Inc.	63,948	10,474,043
		29,885,953
Construction & Engineering - 0.1%
Quanta Services, Inc.	25,077	5,056,025
Electrical Equipment - 0.5%
AMETEK, Inc.	39,812	6,314,183
Eaton Corp. PLC	68,851	14,136,487
Emerson Electric Co.	98,715	9,017,615
Rockwell Automation, Inc.	19,842	6,672,666
		36,140,951
Ground Transportation - 1.1%
CSX Corp.	351,170	11,700,984
J.B. Hunt Transport Services, Inc.	14,320	2,920,421
Norfolk Southern Corp.	39,320	9,184,759
Old Dominion Freight Lines, Inc.	15,531	6,515,099
Uber Technologies, Inc. (b)	349,578	17,290,128
Union Pacific Corp.	105,314	24,434,954
		72,046,345
Industrial Conglomerates - 0.8%
3M Co.	95,285	10,624,278
General Electric Co.	188,103	21,488,887
Honeywell International, Inc.	114,943	22,313,885
		54,427,050
Machinery - 1.7%
Caterpillar, Inc.	89,020	23,605,433
Cummins, Inc.	24,451	6,376,821
Deere & Co.	46,578	20,009,909
Dover Corp.	24,153	3,525,613
Fortive Corp.	61,066	4,784,521
IDEX Corp.	13,052	2,947,272
Illinois Tool Works, Inc.	47,772	12,579,323
Ingersoll Rand, Inc.	69,873	4,560,611
Otis Worldwide Corp.	71,389	6,493,543
PACCAR, Inc.	90,266	7,774,611
Parker Hannifin Corp.	22,161	9,086,232
Stanley Black & Decker, Inc.	26,456	2,626,287
Westinghouse Air Brake Tech Co.	31,067	3,679,575
Xylem, Inc.	41,328	4,659,732
		112,709,483
Passenger Airlines - 0.2%
Delta Air Lines, Inc.	111,006	5,135,138
Southwest Airlines Co.	102,768	3,510,555
United Airlines Holdings, Inc. (b)	56,644	3,076,336
		11,722,029
Professional Services - 0.7%
Automatic Data Processing, Inc.	71,359	17,644,226
Broadridge Financial Solutions, Inc.	20,379	3,422,042
Equifax, Inc.	21,183	4,323,027
Jacobs Solutions, Inc.	21,906	2,747,231
Leidos Holdings, Inc.	23,712	2,217,783
Paychex, Inc.	55,413	6,952,669
Paycom Software, Inc.	8,396	3,096,109
SS&C Technologies Holdings, Inc.	37,450	2,181,463
TransUnion Holding Co., Inc.	33,370	2,659,255
Verisk Analytics, Inc.	25,010	5,725,789
		50,969,594
Trading Companies & Distributors - 0.3%
Fastenal Co.	98,631	5,780,763
Ferguson PLC	35,424	5,725,227
United Rentals, Inc.	11,871	5,516,216
W.W. Grainger, Inc.	7,712	5,695,235
		22,717,441
TOTAL INDUSTRIALS		570,294,796
INFORMATION TECHNOLOGY - 28.6%
Communications Equipment - 0.8%
Arista Networks, Inc. (b)	43,131	6,689,187
Cisco Systems, Inc.	707,475	36,816,999
F5, Inc. (b)	10,463	1,655,665
Motorola Solutions, Inc.	28,968	8,303,098
		53,464,949
Electronic Equipment, Instruments & Components - 0.6%
Amphenol Corp. Class A	102,825	9,080,476
CDW Corp.	23,280	4,354,990
Corning, Inc.	132,145	4,485,001
Keysight Technologies, Inc. (b)	30,768	4,956,109
TE Connectivity Ltd.	54,425	7,809,443
Teledyne Technologies, Inc. (b)	8,125	3,124,306
Trimble, Inc. (b)	42,822	2,303,824
Zebra Technologies Corp. Class A (b)	8,881	2,734,993
		38,849,142
IT Services - 1.5%
Accenture PLC Class A	109,084	34,508,723
Akamai Technologies, Inc. (b)	26,297	2,485,067
Cloudflare, Inc. (b)	50,004	3,438,775
Cognizant Technology Solutions Corp. Class A	87,637	5,786,671
EPAM Systems, Inc. (b)	10,009	2,370,231
Gartner, Inc. (b)	13,650	4,826,504
GoDaddy, Inc. (b)	26,681	2,056,838
IBM Corp.	156,842	22,613,480
MongoDB, Inc. Class A (b)	12,097	5,121,870
Okta, Inc. (b)	26,822	2,061,539
Snowflake, Inc. (b)	49,961	8,878,569
Twilio, Inc. Class A (b)	30,331	2,002,756
VeriSign, Inc. (b)	15,637	3,298,625
		99,449,648
Semiconductors & Semiconductor Equipment - 7.6%
Advanced Micro Devices, Inc. (b)	278,160	31,821,504
Analog Devices, Inc.	87,376	17,434,133
Applied Materials, Inc.	145,979	22,128,957
Broadcom, Inc.	72,017	64,718,077
Enphase Energy, Inc. (b)	23,670	3,593,816
Entegris, Inc.	25,853	2,836,333
First Solar, Inc. (b)	17,160	3,558,984
Intel Corp.	720,462	25,770,926
KLA Corp.	23,698	12,179,587
Lam Research Corp.	23,205	16,672,560
Marvell Technology, Inc.	148,401	9,665,357
Microchip Technology, Inc.	94,618	8,888,415
Micron Technology, Inc.	189,033	13,495,066
Monolithic Power Systems, Inc.	7,781	4,353,392
NVIDIA Corp.	427,190	199,621,615
NXP Semiconductors NV	44,864	10,003,775
ON Semiconductor Corp. (b)	74,595	8,037,611
Qorvo, Inc. (b)	17,286	1,901,806
Qualcomm, Inc.	192,421	25,432,284
Skyworks Solutions, Inc.	27,500	3,145,175
SolarEdge Technologies, Inc. (b)	9,737	2,351,096
Teradyne, Inc.	26,773	3,023,743
Texas Instruments, Inc.	156,780	28,220,400
		518,854,612
Software - 10.5%
Adobe, Inc. (b)	79,232	43,274,141
ANSYS, Inc. (b)	14,967	5,120,211
Atlassian Corp. PLC (b)	26,232	4,772,650
Autodesk, Inc. (b)	36,987	7,840,874
Cadence Design Systems, Inc. (b)	47,099	11,021,637
Crowdstrike Holdings, Inc. (b)	38,708	6,257,535
Datadog, Inc. Class A (b)	43,495	5,076,736
DocuSign, Inc. (b)	35,006	1,884,023
Fair Isaac Corp. (b)	4,316	3,616,679
Fortinet, Inc. (b)	112,567	8,748,707
Gen Digital, Inc.	98,399	1,913,861
HubSpot, Inc. (b)	8,573	4,977,055
Intuit, Inc.	48,458	24,795,959
Microsoft Corp.	1,284,353	431,439,860
Oracle Corp.	265,815	31,161,492
Palantir Technologies, Inc. (b)	309,492	6,140,321
Palo Alto Networks, Inc. (a)(b)	52,269	13,065,159
PTC, Inc. (b)	18,398	2,682,612
Roper Technologies, Inc.	18,411	9,077,544
Salesforce, Inc. (b)	169,107	38,050,766
ServiceNow, Inc. (b)	35,191	20,516,353
Splunk, Inc. (b)	26,310	2,850,162
Synopsys, Inc. (b)	26,306	11,885,051
Tyler Technologies, Inc. (b)	7,240	2,871,601
VMware, Inc. Class A (b)	36,263	5,716,137
Workday, Inc. Class A (b)	35,541	8,427,837
Zoom Video Communications, Inc. Class A (b)	38,108	2,795,222
Zscaler, Inc. (b)	14,798	2,373,303
		718,353,488
Technology Hardware, Storage & Peripherals - 7.6%
Apple, Inc.	2,553,851	501,704,025
Dell Technologies, Inc.	44,247	2,341,551
Hewlett Packard Enterprise Co.	223,793	3,889,522
HP, Inc.	149,707	4,914,881
NetApp, Inc.	36,939	2,881,611
Seagate Technology Holdings PLC	33,303	2,114,741
Western Digital Corp. (b)	55,297	2,353,440
		520,199,771
TOTAL INFORMATION TECHNOLOGY		1,949,171,610
MATERIALS - 2.4%
Chemicals - 1.7%
Air Products & Chemicals, Inc.	38,367	11,714,596
Albemarle Corp.	20,266	4,302,066
Celanese Corp. Class A	17,303	2,169,623
CF Industries Holdings, Inc.	33,666	2,763,305
Corteva, Inc.	122,781	6,928,532
Dow, Inc.	122,162	6,898,488
DuPont de Nemours, Inc.	79,281	6,154,584
Eastman Chemical Co.	20,620	1,764,660
Ecolab, Inc.	42,786	7,835,828
FMC Corp.	21,642	2,082,610
International Flavors & Fragrances, Inc.	44,054	3,727,409
Linde PLC	84,570	33,038,962
LyondellBasell Industries NV Class A	43,818	4,331,847
PPG Industries, Inc.	40,658	5,850,686
Sherwin-Williams Co.	40,534	11,207,651
The Mosaic Co.	57,403	2,339,746
		113,110,593
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	10,704	4,778,908
Vulcan Materials Co.	22,983	5,067,752
		9,846,660
Containers & Packaging - 0.2%
Amcor PLC	254,197	2,608,061
Avery Dennison Corp.	13,941	2,565,283
Ball Corp.	54,326	3,188,393
International Paper Co.	60,010	2,163,961
Packaging Corp. of America	15,543	2,383,519
		12,909,217
Metals & Mining - 0.4%
Freeport-McMoRan, Inc.	247,572	11,054,090
Newmont Corp.	137,269	5,891,585
Nucor Corp.	43,394	7,467,673
Reliance Steel & Aluminum Co.	10,155	2,973,993
Steel Dynamics, Inc.	27,737	2,956,209
		30,343,550
TOTAL MATERIALS		166,210,020
REAL ESTATE - 2.4%
Equity Real Estate Investment Trusts (REITs) - 2.2%
Alexandria Real Estate Equities, Inc.	27,190	3,417,239
American Tower Corp.	80,498	15,319,574
AvalonBay Communities, Inc.	24,523	4,626,264
Crown Castle International Corp.	74,903	8,111,246
Digital Realty Trust, Inc.	50,322	6,271,128
Equinix, Inc.	16,154	13,083,448
Equity Residential (SBI)	58,889	3,883,141
Essex Property Trust, Inc.	11,092	2,701,457
Extra Space Storage, Inc.	23,321	3,254,912
Gaming & Leisure Properties	45,407	2,155,016
Healthpeak Properties, Inc.	94,649	2,066,188
Host Hotels & Resorts, Inc.	122,824	2,259,962
Invitation Homes, Inc.	100,394	3,563,987
Iron Mountain, Inc.	50,365	3,092,411
Mid-America Apartment Communities, Inc.	20,143	3,014,601
Prologis (REIT), Inc.	159,511	19,898,997
Public Storage	27,331	7,700,509
Realty Income Corp.	116,271	7,089,043
SBA Communications Corp. Class A	18,710	4,096,555
Simon Property Group, Inc.	56,477	7,037,034
Sun Communities, Inc.	21,485	2,799,496
UDR, Inc.	53,489	2,186,630
Ventas, Inc.	69,154	3,355,352
VICI Properties, Inc.	173,442	5,459,954
Welltower, Inc.	85,847	7,052,331
Weyerhaeuser Co.	126,483	4,308,011
WP Carey, Inc.	36,946	2,494,963
		150,299,449
Real Estate Management & Development - 0.2%
CBRE Group, Inc. (b)	53,685	4,472,497
CoStar Group, Inc. (b)	70,565	5,925,343
		10,397,840
TOTAL REAL ESTATE		160,697,289
UTILITIES - 2.4%
Electric Utilities - 1.6%
Alliant Energy Corp.	43,429	2,333,874
American Electric Power Co., Inc.	88,914	7,534,572
Constellation Energy Corp.	56,037	5,415,976
Duke Energy Corp.	133,117	12,462,414
Edison International	66,151	4,760,226
Entergy Corp.	36,514	3,749,988
Evergy, Inc.	39,688	2,380,089
Eversource Energy	60,245	4,357,521
Exelon Corp.	171,789	7,191,088
FirstEnergy Corp.	93,996	3,702,502
NextEra Energy, Inc.	349,510	25,619,083
PG&E Corp. (b)	279,241	4,917,434
PPL Corp.	127,289	3,504,266
Southern Co.	188,351	13,625,311
Xcel Energy, Inc.	95,057	5,962,926
		107,517,270
Gas Utilities - 0.0%
Atmos Energy Corp.	24,956	3,037,395
Independent Power and Renewable Electricity Producers - 0.0%
The AES Corp.	115,653	2,501,574
Multi-Utilities - 0.7%
Ameren Corp.	45,354	3,885,477
CenterPoint Energy, Inc.	108,984	3,279,329
CMS Energy Corp.	50,413	3,078,722
Consolidated Edison, Inc.	59,860	5,678,320
Dominion Energy, Inc.	144,383	7,731,710
DTE Energy Co.	35,597	4,068,737
Public Service Enterprise Group, Inc.	86,194	5,440,565
Sempra Energy	54,354	8,099,833
WEC Energy Group, Inc.	54,483	4,895,842
		46,158,535
Water Utilities - 0.1%
American Water Works Co., Inc.	33,621	4,956,744
TOTAL UTILITIES		164,171,518
TOTAL COMMON STOCKS (Cost $5,311,818,403)		6,785,050,603

U.S. Treasury Obligations - 0.0%
	Principal Amount (c)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.18% 9/7/23 (d) (Cost $795,782)	800,000	795,672

Money Market Funds - 0.7%
	Shares	Value ($)
Fidelity Cash Central Fund 5.32% (e)	34,946,520	34,953,510
Fidelity Securities Lending Cash Central Fund 5.32% (e)(f)	11,042,541	11,043,645
TOTAL MONEY MARKET FUNDS (Cost $45,997,155)		45,997,155

TOTAL INVESTMENT IN SECURITIES - 100.4% (Cost $5,358,611,340)	6,831,843,430
NET OTHER ASSETS (LIABILITIES) - (0.4)%	(26,403,627)
NET ASSETS - 100.0%	6,805,439,803

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	88	Sep 2023	20,303,800	886,353	886,353

The notional amount of futures purchased as a percentage of Net Assets is 0.3%

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing
(c)	Amount is stated in United States dollars unless otherwise noted.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $795,672.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.32%	13,176,399	434,381,239	412,604,128	564,785	-	-	34,953,510	0.1%
Fidelity Securities Lending Cash Central Fund 5.32%	15,566,668	166,177,211	170,700,234	62,802	-	-	11,043,645	0.0%
Total	28,743,067	600,558,450	583,304,362	627,587	-	-	45,997,155

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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